LORD ABBETT INVESTMENT TRUST

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

Supplement dated July 22, 2011

to the Statement of Additional Information dated April 1, 2011

1.	The following replaces the first and second paragraphs in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” on page 53 of the statement of additional information:

As stated in the prospectus, each Fund is managed by an experienced portfolio manager or a team of experienced portfolio managers responsible for investment decisions together with a team of investment professionals who provide issuer, industry, sector and macroeconomic research and analysis.

Robert I. Gerber heads the team of the Strategic Allocation Funds. Mr. Gerber is primarily responsible for the day-to-day management of the Funds. Mr. Gerber is supported by a team of investment professionals who provide asset allocation analysis and research.

2.

The following replaces the rows of the table regarding the Balanced Strategy Fund, the Diversified Equity Strategy Fund, the Diversified Income Strategy Fund, and the Growth & Income Strategy Fund in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” on page 55 of the statement of additional information:

Other Accounts Managed+ (Number of Accounts and Total Net Assets)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Balanced Strategy Fund	Robert I. Gerber	6/$2,239	0/$0	0/$0
Diversified Equity Strategy Fund	Robert I. Gerber	6/$3,401	0/$0	0/$0
Diversified Income Strategy Fund	Robert I. Gerber	6/$3,286	0/$0	0/$0
Growth & Income Strategy Fund	Robert I. Gerber	6/$2,994	0/$0	0/$0
+ Total net assets are in millions.

3.

The following replaces the rows of the table regarding the Balanced Strategy Fund, the Diversified Equity Strategy Fund, the Diversified Income Strategy Fund, and the Growth & Income Strategy Fund (the “Strategic Allocation Funds”) in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers” on pages 57-58 of the statement of additional information:

Dollar Range of Shares in the Fund
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Balanced Strategy Fund	Robert I. Gerber				X
Diversified Equity Strategy Fund	Robert I. Gerber			X
Diversified Income Strategy Fund	Robert I. Gerber			X
Growth & Income Strategy Fund	Robert I. Gerber			X

Please retain this document for your future reference.